STOCKHOLDERS' EQUITY	12 Months Ended
Jun. 30, 2024
Equity [Abstract]
STOCKHOLDERS' EQUITY

NOTE 16 — STOCKHOLDERS’ EQUITY

Shares Outstanding

Shares of common stock outstanding were as follows:

(In millions)

Year Ended June 30,	2024	2023	2022

Balance, beginning of year	7,432	7,464	7,519
Issued	34	37	40
Repurchased	(32)	(69)	(95)

Balance, end of year	7,434	7,432	7,464

Share Repurchases

On September 18, 2019, our Board of Directors approved a share repurchase program authorizing up to $40.0 billion in share repurchases. This share repurchase program commenced in February 2020 and was completed in November 2021.

On September 14, 2021, our Board of Directors approved a share repurchase program authorizing up to $60.0 billion in share repurchases. This share repurchase program commenced in November 2021, following completion of the program approved on September 18, 2019, has no expiration date, and may be terminated at any time. As of June 30, 2024, $10.3 billion remained of this $60.0 billion share repurchase program.

We repurchased the following shares of common stock under the share repurchase programs:

(In millions)	Shares	Amount	Shares	Amount	Shares	Amount

Year Ended June 30,	2024		2023		2022

First Quarter	11	$3,560	17	$4,600	21	$6,200
Second Quarter	7	2,800	20	4,600	20	6,233
Third Quarter	7	2,800	18	4,600	26	7,800
Fourth Quarter	7	2,800	14	4,600	28	7,800

Total	32	$11,960	69	$18,400	95	$28,033

All repurchases were made using cash resources. Shares repurchased during the first quarter of fiscal year 2022 were under the share repurchase program approved on September 18, 2019. Shares repurchased during the second quarter of fiscal year 2022 were under the share repurchase programs approved on September 18, 2019 and September 14, 2021. All other shares repurchased were under the share repurchase program approved on September 14, 2021. The above table excludes shares repurchased to settle employee tax withholding related to the vesting of stock awards of $5.3 billion, $3.8 billion, and $4.7 billion for fiscal years 2024, 2023, and 2022, respectively.

Dividends

Our Board of Directors declared the following dividends:

Declaration Date	Record Date	Payment Date	Dividend Per Share	Amount

Fiscal Year 2024				(In millions)

September 19, 2023	November 16, 2023	December 14, 2023	$0.75	$5,574
November 28, 2023	February 15, 2024	March 14, 2024	0.75	5,573
March 12, 2024	May 16, 2024	June 13, 2024	0.75	5,574
June 12, 2024	August 15, 2024	September 12, 2024	0.75	5,575

Total			$3.00	$22,296

Fiscal Year 2023

September 20, 2022	November 17, 2022	December 8, 2022	$0.68	$5,066
November 29, 2022	February 16, 2023	March 9, 2023	0.68	5,059
March 14, 2023	May 18, 2023	June 8, 2023	0.68	5,054
June 13, 2023	August 17, 2023	September 14, 2023	0.68	5,051

Total			$2.72	$20,230

The dividend declared on June 12, 2024 was included in other current liabilities as of June 30, 2024.